Revenue and related balances - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 68,650	$ 60,732	$ 134,270	$ 118,028
Subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	63,841	57,066	124,484	111,249
Professional services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,809	$ 3,666	$ 9,786	$ 6,779